CASH FLOW INFORMATION (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
Investment activities
Settlement of liability with loan to joint venture		$ 6,964,101
Investment in kind in other related parties (Note 16)		463,511
Non-monetary contributions in joint ventures (Note 12)	$ 1,150,259	94,355	$ 679,510
Investing activities	1,150,259	7,521,967	679,510
Non Cash Financing Activities
Purchase option paid by a parent loan		(1,265,000)
Parent company investment	(1,357,788)	14,558,347	(2,009,385)	$ (50,470,291)
Issuance of shares				15,850,000
Transfer of preferred stocks			(9,759,545)
Capitalization of financial debt		13,720,000
Reverse recapitalization		3,688,963
Net assets incorporated of Semya		7,369,168
Acquisition of control of Semya S.A.		3,684,585
Acquisition of control of Semya	$ (1,357,788)	$ 2,107,727	$ (11,768,930)	$ (66,320,291)